Operating segments	12 Months Ended
Dec. 31, 2018
Operating segments.
Operating segments

7.Operating segments

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (CODM), who is the Croup’s CEO and its ultimate controlling shareholder, reviews selected items of segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered the aforementioned roles of CEO responsibilities as well as the following factors:

-

The CEO determines compensation of our other executive officers while board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the BOD;

-	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
-

The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries, joint ventures and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs, which include the same items as the “Cost of revenue (exclusive of depreciation and amortization)” as reported in the Group’s consolidated statement of comprehensive income, except for payroll costs. Payroll costs are excluded because, although required to maintain the Group’s operations, they are not linked to volume. The Group does not monitor balances of assets and liabilities by segments as CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. Before January 1, 2018, the Group reported two segments: Payment Services (PS) and Consumer Financial Services (CFS). Since 2018, the Group additionally discloses: Small and Medium Enterprises (SME) segment and Rocketbank segment. In 2018, the Group completed the deal related to acquisition of Rocketbank and started to invest in new business activities which resulted in Rocketbank segment becoming significant. As a result, starting 2018, CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each of the following reportable segments: Payment Services, Consumer Financial Services, Small and Medium Enterprises and Rocketbank:

-	Payment Services (PS), operating segment that generates revenue through operations of our payment processing system offered to our customers through a diverse range of channels and interfaces;
-	Consumer Financial Services (CFS), operating segment that generates revenue through financial services rendered to individuals, currently presented by Sovest installment card project;
-	Small and Medium Enterprises (SME), operating segment that generates revenue through offering a broad range of services to small and medium businesses.
-	Rocketbank (RB), operating segment that generates revenue through digital banking service offering debit cards and deposits to retail customers.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as deferred taxation, share-based payments, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, effect from disposal of subsidiaries and fair value adjustments, such as amortization and impairment.

The segments’ statement of comprehensive income for the year ended December 31, 2018, as presented to the CODM are presented below:

	2018
	PS	CFS	SME	RB	CO	Total
Revenue	26,649	558	3,045	180	178	30,610
Segment net revenue	16,497	385	2,916	(263)	122	19,657
Segment profit/(loss) before tax	11,552	(3,281)	(898)	(1,327)	(974)	5,072
Segment net profit/(loss)	9,529	(2,618)	(776)	(1,061)	(937)	4,137

The segments’ statement of comprehensive income for the year ended December 31, 2017, as presented to the CODM are presented below:

	2017*
	PS	CFS	SME	RB	CO	Total
Revenue	20,133	105	611	—	48	20,897
Segment net revenue	12,580	9	578	(5)	31	13,193
Segment profit/(loss) before tax	8,795	(2,704)	(190)	(323)	(760)	4,818
Segment net profit/(loss)	7,543	(2,164)	(171)	(311)	(843)	4,054

The segments’ statement of comprehensive income for the year ended December 31, 2016, as presented to the CODM are presented below:

	2016*
	PS	CFS	CO	Total
Revenue	17,846	1	33	17,880
Segment net revenue	10,583	(3)	31	10,611
Segment profit/(loss) before tax	6,454	(259)	(605)	5,590
Segment net profit/(loss)	5,612	(219)	(679)	4,714

*For comparative purposes 2016 and 2017 segment information is presented in 2018 format.

Segment net revenue, as presented to the CODM, for the years ended December 31, 2016, 2017 and 2018 is calculated by subtracting cost of revenue (exclusive of depreciation and amortization) from revenue and adding back payroll and related taxes as presented in the table below:

	2016	2017	2018
Revenue under IFRS	17,880	20,897	30,610
Cost of revenue (exclusive of depreciation and amortization)	(8,646)	(9,763)	(15,129)
Payroll and related taxes	1,377	2,059	4,176
Total segment net revenue, as presented to CODM	10,611	13,193	19,657

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the years ended December 31, 2016, 2017 and 2018 is presented below:

	2016	2017	2018
Consolidated profit before tax under IFRS	3,107	3,840	4,501
Amortization of fair value adjustments recorded on business combinations	396	344	369
Share-based payments	224	398	635
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering (Note 30)	975	236	(433)
Impairment of intangible assets recorded on acquisitions	878	—	—
Loss on disposal of subsidiaries, net	10	—	—
Total segment profit before tax, as presented to CODM	5,590	4,818	5,072

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the years ended December 31, 2016, 2017 and 2018 is presented below:

	2016	2017	2018
Consolidated net profit under IFRS	2,489	3,142	3,626
Amortization of fair value adjustments recorded on business combinations	396	344	369
Share-based payments	224	398	635
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering (Note 30)	975	236	(433)
Impairment of intangible assets recorded on acquisitions	878	—	—
Loss on disposal of subsidiaries, net	10	—	—
Effect from taxation of the above items	(258)	(66)	(60)
Total segment net profit, as presented to CODM	4,714	4,054	4,137

Geographic information

Revenues from external customers are presented below:

	2016	2017	2018
Russia	13,274	15,556	22,693
Other CIS	1,099	1,098	1,393
EU	807	989	2,353
Other	2,700	3,254	4,171
Total revenue per consolidated statement of comprehensive income	17,880	20,897	30,610

Revenue is recognized according to merchants’ geographic place. The majority of the Group’s non-current assets is located in Russia.

The Group does not have any single external customer amounting to 10% or greater of the Group’s revenue for the years ended December 31, 2018, 2017 and 2016.